Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022
Class of Stock [Line Items]
Beginning Balance, Shares	18,513,413	18,328,943
Exercise of stock options and warrants, Shares	315,056	186,970
Ending Balance, Shares	18,830,969	18,513,413
Balance as of beginning balance	$ 95,638	$ 95,116
Exercise of stock options and warrants	1,136	522
Balance as of ending balance	$ 96,774	$ 95,638
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	10,795,443	10,610,973
Exercise of stock options and warrants, Shares	315,056	186,970
Ending Balance, Shares	11,112,999	10,795,443
Balance as of beginning balance	$ 37,883	$ 37,361
Exercise of stock options and warrants	1,136	522
Balance as of ending balance	$ 39,019	$ 37,883
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Exercise of stock options and warrants, Shares	0	0
Ending Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	$ 57,755	$ 57,755
Exercise of stock options and warrants	0	0
Balance as of ending balance	$ 57,755	$ 57,755